Content Assets, Net	12 Months Ended
Dec. 31, 2025
Content Assets, Net [Abstract]
CONTENT ASSETS, NET

7. CONTENT ASSETS, NET

Content assets were comprised of current content assets and non-current content assets. The useful lives of current content assets were below 12 months, while the useful lives of non-current content assets were ranged between 18 months and 36 months.

Current content assets were comprised of the following:

	December 31,	December 31,
	2025	2024
Produced contents
- in development and production	$64,500	$321,600
- released	6,104,900	3,449,400
Copyrights	3,524,900	1,691,700
	9,694,300	5,462,700
Less: accumulated amortization	(8,716,300)	(3,892,900)
Less: accumulated impairment	(11,700)	(3,000)
Total	$966,300	$1,566,800

Non-current content assets were comprised of the following:

	December 31,	December 31,
	2025	2024
Produced contents	$581,000	$581,000
Copyrights	415,200	313,000
	996,200	894,000
Less: accumulated amortization	(882,700)	(710,200)
Total	$113,500	$183,800

The following is a schedule, by fiscal years, of amortization amount of content asset as of December 31, 2025:

For the year ending December 31, 2026	$1,058,200
For the year ending December 31, 2027	21,600
Total	$1,079,800

For the year ended December 31, 2025 and 2024, the Company recorded amortization expenses of $4,995,900 and $4,599,000 on content assets. In addition, for the year ended December 31, 2025 and 2024, the Company provided impairment of $8,700 and $3,000 on production contents in development and production, as our customers defaulted in acceptance of the products. The Company did not record amortization expenses for the years ended December 31, 2023 on content assets.